Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,383,533	$ 976,538
Restricted cash		403,811
Investments	276,429
Accounts receivable, net	3,378,996	525,625
Contract assets	88,466	70,230
Inventories, net	5,427,302	2,022,754
Prepaid expenses and other current assets	582,048	550,964
Discontinued operations – current assets		1,324,608
TOTAL CURRENT ASSETS	11,136,774	5,874,530
Property and equipment, net	1,695,311	398,503
Investments long-term		276,270
Operating lease right-of-use assets	3,192,604	357,208
Goodwill	19,452,270	5,989,817
Intangible assets, net	11,443,897	3,885,467
Other assets	85,691	375
Discontinued operations – long-term assets		2,457,770
TOTAL ASSETS	47,006,547	19,239,940
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,818,672	2,558,559
Contract liabilities	2,547,903	77,403
Customer deposits	3,465,259	3,370,957
Current portion of operating lease liability	613,696	66,803
Advances, related party	193,762	190,192
Lines of credit		301,081
Due to seller		33,630
Note payable – related party		56,900
Current portion of notes payable	793,174	429,183
Discontinued operations – current liabilities		999,122
TOTAL CURRENT LIABILITIES	12,432,466	8,083,830
Operating lease liability – long term, net of current portion	2,607,862	291,183
Notes payable, net of current portion	707,306	1,138,331
Vesting note payable – related party	1,001,183	498,979
Convertible promissory notes, net of discount	26,630,655
Deferred tax liability	2,070,000
Discontinued operations – long-term liabilities		5,981,467
TOTAL LIABILITIES	45,449,472	15,993,790
SHAREHOLDERS’ EQUITY
Allocation shares, 1,000 shares issued and outstanding	1,000	1,000
Series A convertible preferred shares, 1,818,182 and 2,632,278 outstanding as of December 31, 2021 and 2020, respectively	1,655,404	2,971,427
Distribution receivable	(2,000,000)	(2,000,000)
Common Shares, 500,000,000 shares authorized, 4,842,851 and 4,444,013 shares issued and outstanding as of December 31, 2021 and 2020, respectively	4,843	4,444
Additional paid-in capital	21,719,410	17,005,491
Accumulated deficit	(19,914,957)	(13,856,973)
TOTAL 1847 HOLDINGS SHAREHOLDERS’ EQUITY	1,465,700	4,125,389
NON-CONTROLLING INTERESTS	91,375	(879,239)
TOTAL SHAREHOLDERS’ EQUITY	1,557,075	3,246,150
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 47,006,547	$ 19,239,940